Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Supply agreement, description	The agreement requires Expera Specialty Solutions, LLC to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.	The agreement requires Expera Specialty Solutions, LLC (formerly named Thilmany, LLC) to pay us a variable charge for the paper purchased and a fixed charge for the availability of the no. 5 paper machine.
Rent expense		$ 7.0	$ 9.8	$ 9.2
Supply agreement expiration date	Jun. 01, 2017	Jun. 01, 2017
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year		2021
New Page Holding Inc.
Commitments and Contingencies Disclosure [Line Items]
Contingent fees related to acquisition		$ 5.2